Deferred Charges, Net (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Charges, Net
Schedule of deferred charges, net

        Deferred charges, net consisted of the following (in thousands):

Drydocking and Special Survey Costs
As of January 1, 2014	$4,041
Additions	6,887
Written-off amounts	(286)
Amortization	(4,387)

As of January 1, 2015	$6,255
Additions	2,341
Amortization	(3,845)

As of December 31, 2015	$4,751
Additions	8,976
Amortization	(5,528)

As of December 31, 2016	$8,199